Revenue (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Contract assets	$ 163	$ 255
Deferred revenue recognized	257	193
Deferred revenue	274	261
Deferred revenue, non current	$ 0	$ 0